SCHEDULE OF ADVISORY SERVICE FEES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Current
Advisory service fees	$ 441,398	$ 3,421,720	$ 30,000
Non-current
Advisory service fees	$ 113,691	$ 881,335